Long-Term Debt and Lines of Credit (Narrative) (Details) - USD ($)		12 Months Ended
	Dec. 08, 2014	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Repayment of convertible notes			$ 187,000,000
Shares issued in conjunction with the conversion feature of the Notes	35,166		249,000
Warrants issued for cash			$ 2,648,000
Number of shares called by warrants		2,477,000
Stock received in purchased call transaction			266,000
2014 Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument term		5 years
Standby letters of credit issued		$ 37,800,000
Deferred financing costs		$ 900,000
2014 Credit Agreement [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate		1.13%
2014 Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Face amount of debt		$ 350,000,000
Unused lines of credit		312,200,000
2014 Credit Agreement [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Face amount of debt		$ 100,000,000